BUSINESS COMBINATION (Details - Xinca) - Zhejiang Xinca Mutual Entertainment Culture Media Co Ltd [Member]	Jan. 31, 2024 USD ($)
Business Combination [Line Items]
Cash and bank balance	$ 201,863
Trade receivables	379,525
Prepaid rent expense	373,623
Goodwill	1,351,703
Plant and equipment, net	58,887
Depreciation	(562)
Advanced from customers	(36,404)
Long-term secured bank loan	(36,087)
Other payables and accrued liabilities	(369,737)
Net assets value	1,922,811
Purchases price	$ 1,980,000